FIXED ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed assets, net	$ 31,146,674		$ 71,036
Depreciation expense	85,683	$ 3,516	217,030	$ 51,189
Property, Plant and Equipment, Net	$ 30,396,674		$ 71,036	$ 286,099